UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q/A
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number      811-21579
NUVEEN FLOATING RATE INCOME OPPORTUNITY FUND
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        7/31
Date of reporting period:    4/30/2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments

Nuveen Floating Rate Income Opportunity Fund (JRO) April 30, 2011 (Unaudited)

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value

	Variable Rate Senior Loan Interests – 114.9% (84.8% of Total Investments) (4)

	Aerospace & Defense – 2.0% (1.5% of Total Investments)

$574	DAE Aviation Holdings, Inc., Term Loan B1	5.280%	7/31/14	B	$580,931
553	DAE Aviation Holdings, Inc., Term Loan B2	5.280%	7/31/14	B	559,631
281	Hawker Beechcraft, LLC, LC Facility	2.307%	3/26/14	CCC+	248,477
477	Hawker Beechcraft, LLC, Term Loan B	10.500%	3/26/14	CCC+	486,397
4,550	Hawker Beechcraft, LLC, Term Loan	2.238%	3/26/14	CCC+	4,018,214
1,486	Transdigm, Inc., Term Loan	4.000%	6/30/17	Ba2	1,503,857

7,921	Total Aerospace & Defense				7,397,507

	Airlines – 1.4% (1.0% of Total Investments)
2,000	Delta Air Lines, Inc., Revolving Loan, Delayed Draw	0.750%	3/28/13	Ba2	(68,125)
5,166	United Air Lines, Inc., Term Loan B	2.313%	2/01/14	BB-	5,049,270

7,166	Total Airlines				4,981,145

	Auto Components – 3.3% (2.5% of Total Investments)
8,356	Federal-Mogul Corporation, Tranche B, Term Loan	2.173%	12/29/14	Ba3	8,164,403
4,264	Federal-Mogul Corporation, Tranche C, Term Loan	2.151%	12/28/15	Ba3	4,166,330

12,620	Total Auto Components				12,330,733

	Biotechnology – 1.6% (1.2% of Total Investments)
3,600	Grifols, Term Loan, WI/DD	TBD	TBD	BB	3,639,917
2,500	Onex Carestream Finance LP, Term Loan	5.000%	2/25/17	Ba2	2,346,562

6,100	Total Biotechnology				5,986,479

	Building Products – 3.2% (2.4% of Total Investments)
3,000	Goodman Global Inc., Second Lien Term Loan	9.000%	10/28/17	B-	3,113,751
8,623	Goodman Global Inc., Term Loan	5.750%	10/28/16	B+	8,712,232

11,623	Total Building Products				11,825,983

	Capital Markets – 0.3% (0.2% of Total Investments)
295	BNY Convergex Group LLC, Incremental Term Loan	5.250%	12/19/16	B+	297,530
703	BNY Convergex Group LLC, Term Loan	5.250%	12/19/16	B+	709,072

998	Total Capital Markets				1,006,602

	Chemicals – 3.1% (2.3% of Total Investments)
1,438	Hexion Specialty Chemicals, Inc., Tranche C, Term Loan B1	4.000%	5/05/15	Ba3	1,432,655
608	Hexion Specialty Chemicals, Inc., Tranche C, Term Loan B2	4.063%	5/05/15	Ba3	605,774
1,362	Ineos US Finance LLC, Tranche B2	7.500%	12/16/13	B1	1,412,469
1,363	Ineos US Finance LLC, Tranche C2	8.000%	12/16/14	B1	1,413,336
2,145	Styron S.a.r.l. Corporation,Term Loan	6.000%	8/02/17	B+	2,169,413
4,239	Univar, Inc., Term Loan	5.000%	6/30/17	B	4,276,847

11,155	Total Chemicals				11,310,494

	Commercial Banks – 0.3% (0.2% of Total Investments)
1,197	Fifth Third Processing Solutions LLC, Term Loan	5.500%	11/03/16	BB-	1,209,419

	Commercial Services & Supplies – 0.3% (0.2% of Total Investments)
88	ServiceMaster Company, Delayed Term Loan	2.720%	7/24/14	B+	86,994
886	ServiceMaster Company, Term Loan	2.763%	7/24/14	B+	873,565

974	Total Commercial Services & Supplies				960,559

	Communications Equipment – 4.9% (3.6% of Total Investments)
5,081	Avaya, Inc., Term Loan B3	4.811%	10/26/17	B1	4,929,728
7,205	Avaya, Inc., Term Loan	3.061%	10/27/14	B1	7,059,044
5,200	Intelsat, Term Loan	5.250%	4/02/18	BB-	5,258,094
973	Telcordia Technologies, Inc., New Term Loan	6.750%	4/30/16	B+	976,104

18,459	Total Communications Equipment				18,222,970

	Diversified Consumer Services – 2.7% (2.0% of Total Investments)
3,990	Advantage Sales and Marketing, Inc., Term Loan, First Lien	5.250%	12/17/17	B+	4,015,751
1,796	Brickman Group Holdings, Inc., Tranche B, Term Loan	7.250%	10/14/16	B+	1,835,150
2,131	Cengage Learning Acquisitions, Inc., Term Loan	2.460%	7/03/14	B+	2,055,366
252	Laureate Education, Inc., Delayed Draw Term Loan	3.524%	8/15/14	B1	250,269
1,681	Laureate Education, Inc., Term Loan B	3.524%	8/15/14	B1	1,671,512

9,850	Total Diversified Consumer Services				9,828,048

	Diversified Financial Services – 2.7% (2.0% of Total Investments)
1,243	CIT Group, Inc., Tranche 3, Term Loan	6.250%	8/11/15	BB	1,263,875
1,723	FoxCo Acquisition Sub LLC, Term Loan	4.768%	7/14/15	B+	1,731,143
500	Nexeo Solutions LLC, Term Loan	5.000%	2/16/17	B1	503,334
6,594	Pinafore LLC, Term Loan	4.250%	9/29/16	BB	6,664,689

10,060	Total Diversified Financial Services				10,163,041

	Diversified Telecommunication Services – 2.3% (1.7% of Total Investments)
2,000	Intelsat, Unsecured Term Loan	2.776%	2/01/14	B	1,961,562
4,533	Level 3 Financing, Inc., Term Loan	2.533%	3/13/14	B+	4,474,894
157	MetroPCS Wireless, Inc., Tranche B1, Term Loan	4.071%	11/03/13	Ba1	157,737
1,987	WideOpenWest Finance LLC, Term Loan, First Lien	2.721%	6/30/14	B1	1,924,515

8,677	Total Diversified Telecommunication Services				8,518,708

	Electric Utilities – 0.5% (0.3% of Total Investments)
2,022	TXU Corporation, 2014 Term Loan	3.736%	10/10/14	B2	1,747,834

	Electronic Equipment & Instruments – 0.5% (0.4% of Total Investments)
2,000	NDS Group, Ltd., Term Loan	4.000%	3/12/18	Ba2	2,008,750

	Food & Staples Retailing – 2.4% (1.8% of Total Investments)
9,144	U.S. Foodservice, Inc., Term Loan	2.710%	7/03/14	B2	8,866,077

	Food Products – 2.3% (1.7% of Total Investments)
192	Darling International, Inc., Term Loan	5.000%	12/17/16	BBB-	193,680
1,000	Great Atlantic and Pacific Tea Company, Inc., Term Loan	8.750%	6/14/12	BB-	1,016,225
2,756	Michael Foods Group, Inc., Term Loan	4.250%	2/25/18	B+	2,783,401
2,985	Pierre Foods, Inc., Term Loan	7.000%	9/30/16	B+	3,011,740
1,332	Pinnacle Foods Finance LLC, Tranche D, Term Loan	6.000%	4/02/14	Ba3	1,349,646

8,265	Total Food Products				8,354,692

	Health Care Equipment & Supplies – 0.9% (0.7% of Total Investments)
235	Fenwal, Inc., Delayed Term Loan	2.561%	2/28/14	B	222,152
747	Fenwal, Inc., Term Loan	2.561%	2/28/14	B	705,108
1,217	Symbion, Inc., Term Loan A	3.461%	8/23/13	B1	1,180,005
1,382	Symbion, Inc., Term Loan B	3.461%	8/25/14	B1	1,340,055

3,581	Total Health Care Equipment & Supplies				3,447,320

	Health Care Providers & Services – 11.5% (8.5% of Total Investments)
3,000	Emergency Medical Services, Term Loan, WI/DD	TBD	TBD	B+	3,022,125
1,728	Gentiva Health Services, Inc., Term Loan B	4.750%	8/17/16	Ba2	1,749,727
9,000	Golden Living, Term Loan, WI/DD	TBD	TBD	B1	8,850,942
1,133	Healthspring, Term Loan	6.000%	10/21/16	Ba3	1,136,260
2,279	IASIS Healthcare LLC, PIK Term Loan	5.554%	6/16/14	CCC+	2,302,833
2,750	Kindred Healthcare, Term Loan, WI/DD	TBD	TBD	Ba3	2,745,704
501	LifeCare, Term Loan	8.063%	2/01/16	Ba2	507,333
1,885	MultiPlan, Inc., Term Loan B	4.750%	8/26/17	Ba3	1,896,865
3,750	National Mentor Holdings, Inc., Tranche B	7.000%	2/09/17	B+	3,712,500
898	Renal Advantage, Inc., Tranche B, Term Loan	5.750%	12/17/16	Ba3	908,692
3,482	Skilled Healthcare Group, Inc., Term Loan	5.250%	4/09/16	B+	3,475,158
1,486	Sun Healthcare Group, Inc., Term Loan	7.500%	10/18/16	Ba2	1,488,080
6,444	Universal Health Services, Inc., Term Loan B	4.000%	11/15/16	BB+	6,487,313
4,384	Vanguard Health Holding Company II LLC, Initial Term Loan	5.000%	1/29/16	Ba2	4,406,162

42,720	Total Health Care Providers & Services				42,689,694

	Hotels, Restaurants & Leisure – 8.9% (6.6% of Total Investments)

2,978	24 Hour Fitness Worldwide, Inc., New Term Loan	6.750%	4/22/16	Ba3	2,973,132
500	Ameristar Casinos, Inc., Term Loan B	4.000%	4/16/18	BB+	505,223
1,895	Burger King Corporation, Tranche B	4.500%	10/19/16	BB-	1,896,598
1,400	Caesars Octavius LLC, Term Loan, WI/DD	TBD	TBD	B	1,404,364
97	CBRL Group, Inc., Term Loan B2	1.820%	4/26/13	BB-	96,626
1,599	CCM Merger, Inc., Term Loan	7.000%	3/01/17	B+	1,622,624
1,500	Harrah’s Operating Company, Inc., Term Loan B1	3.274%	1/28/15	B	1,409,475
2,000	Harrah’s Operating Company, Inc., Term Loan B2	3.255%	1/28/15	B	1,878,334
1,975	Harrah’s Operating Company, Inc., Term Loan B3	3.274%	1/28/15	B	1,855,722
3,092	Orbitz Worldwide, Inc., Term Loan	3.253%	7/25/14	B+	2,944,844
308	OSI Restaurant Partners LLC, Revolver	0.099%	6/14/13	B+	302,484
2,804	OSI Restaurant Partners LLC, Term Loan	2.500%	6/14/14	B+	2,755,217
1,016	Reynolds Group Holdings, Inc., US Term Loan	4.250%	2/09/18	BB	1,022,815
1,919	Seaworld Parks and Entertainment, Inc., Term Loan B	4.000%	8/17/17	BB+	1,935,420
2,742	Shingle Springs Tribal Gaming Authority, Term Loan	10.500%	12/17/13	BB	2,618,214
2,200	Six Flags Theme Parks, Inc., Tranche B, Term Loan	5.250%	6/30/16	BB	2,221,542
1,925	Travelport LLC, Delayed Term Loan	4.744%	8/21/15	Ba3	1,889,357
827	Venetian Casino Resort LLC, Delayed Term Loan	3.000%	11/23/16	BB-	815,451
2,814	Venetian Casino Resort LLC, Tranche B, Term Loan	3.000%	11/23/16	BB-	2,770,891

33,591	Total Hotels, Restaurants & Leisure				32,918,333

	Household Products – 3.3% (2.4% of Total Investments)
5,188	Spectrum Brands, Inc., Term Loan	5.010%	6/17/16	B2	5,254,756
6,983	Visant Corporation, Term Loan	5.250%	12/22/16	BB-	7,025,233

12,171	Total Household Products				12,279,989

	Industrial Conglomerates – 0.6% (0.4% of Total Investments)
995	Evertec, Inc., Term Loan	5.500%	9/30/16	BB-	1,002,462
1,067	Presidio, Inc., Term Loan	7.250%	3/31/17	Ba3	1,069,334

2,062	Total Industrial Conglomerates				2,071,796

	Internet Software & Services – 1.9% (1.4% of Total Investments)
756	Open Solutions, Inc., Term Loan B	2.395%	1/23/14	BB-	677,892
3,810	Sabre, Inc., Term Loan	2.229%	9/30/14	B1	3,527,824
2,935	SkillSoft Corporation, Term Loan	6.500%	5/26/17	BB	2,986,524

7,501	Total Internet Software & Services				7,192,240

	IT Services – 8.0% (5.9% of Total Investments)
800	Attachmate Corporation, Second Lien Term Loan, WI/DD	TBD	TBD	CCC+	799,000
3,000	Attachmate Corporation, Term Loan	6.500%	4/27/17	BB-	3,007,500
8,453	First Data Corporation, Extended Term Loan	4.213%	3/24/18	B+	8,033,745
814	First Data Corporation, Term Loan B2	2.963%	9/24/14	B+	774,499
86	First Data Corporation, Term Loan B3	2.963%	9/24/14	B+	81,464
122	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan	3.970%	7/28/12	B+	121,039
533	Infor Global Solutions Intermediate Holdings, Ltd., Extended Delayed Draw Term Loan	5.970%	7/28/15	B+	522,727
5,934	Infor Global Solutions Intermediate Holdings, Ltd., Holdco PIK Term Loan	8.200%	9/02/14	N/R	4,934,825
2,658	Infor Global Solutions Intermediate Holdings, Ltd., Second Lien Delayed Draw, DD1	6.461%	3/02/14	CCC+	2,432,375
1,015	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan	5.970%	7/28/15	B+	1,009,829
259	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, First Lien	3.970%	7/28/12	B+	256,803
4,592	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, Second Lien, DD1	6.461%	3/02/14	CCC+	4,222,901
2,015	SunGard Data Systems, Inc., Term Loan B	1.979%	2/28/14	BB	1,999,487
1,496	Syniverse Holdings, Inc., Term Loan	5.250%	12/21/17	BB-	1,513,394

31,777	Total IT Services				29,709,588

	Leisure Equipment & Products – 2.9% (2.1% of Total Investments)
2,042	BLB Management Services, Inc., Term Loan	8.500%	11/05/15	BB-	2,058,160
7,579	Bombardier Recreational Products, Inc., Term Loan	2.786%	6/28/13	B-	7,530,356
1,169	Cedar Fair LP, Term Loan	4.000%	12/15/17	Ba2	1,181,313

10,790	Total Leisure Equipment & Products				10,769,829

	Media – 9.6% (7.1% of Total Investments)
1,500	Charter Communications Operating Holdings LLC, Holdco Term Loan	2.711%	3/06/14	BB+	1,483,594
768	Cumulus Media, Inc., Term Loan	3.461%	6/11/14	B-	763,305
1,177	Gray Television, Inc., Term Loan B	3.750%	12/31/14	B	1,171,713
1,500	HIT Entertainment, Inc., Term Loan	5.820%	2/26/13	CCC-	1,392,500
2,898	HIT Entertainment, Inc., Term Loan B	5.561%	6/01/12	B2	2,872,918
2,837	Interactive Data Corporation, Term Loan B	4.750%	2/11/18	Ba3	2,859,613
694	Miramax Film, LLC, Term Loan	7.750%	7/01/16	Ba2	702,519
82	Nielsen Finance LLC, Term Loan A	2.231%	8/09/13	Ba2	81,414
2,948	Spanish Broadcasting System, Inc., Term Loan B	2.060%	6/11/12	B-	2,876,824
1,703	SuperMedia, Term Loan	11.000%	12/31/15	B-	1,148,769
12,057	Tribune Company, Term Loan B, (5)	0.000%	6/04/14	Ca	8,418,439
10,758	Univision Communications, Inc., Term Loan	4.461%	3/31/17	B	10,540,616
3,190	Yell Group PLC, Term Loan	3.961%	7/31/14	N/R	1,288,752

42,112	Total Media				35,600,976

	Metals & Mining – 2.0% (1.5% of Total Investments)
2,000	Fairmount Minerals, Ltd., Tranche B, Term Loan	5.250%	3/15/17	BB-	2,013,438
3,990	Novelis, Inc., Term Loan	4.000%	3/10/17	BB-	4,036,136
1,500	Walter Energy, Term Loan	4.000%	4/02/18	BB-	1,514,907

7,490	Total Metals & Mining				7,564,481

	Multiline Retail – 0.7% (0.5% of Total Investments)
2,695	Neiman Marcus Group, Inc., Term Loan	4.310%	4/06/16	BB-	2,703,548

	Oil, Gas & Consumable Fuels – 2.6% (1.9% of Total Investments)
498	Alon USA Energy, Inc., Edgington Facility	2.561%	8/05/13	B+	443,535
3,987	Alon USA Energy, Inc., Paramount Facility	2.527%	8/05/13	B+	3,548,154
1,684	Big West Oil LLC, Term Loan	7.000%	3/31/16	B2	1,709,474
2,917	CCS Income Trust, Term Loan	3.242%	11/14/14	B	2,793,839
1,133	Western Refining, Inc., Term Loan	7.500%	3/15/17	B	1,150,029

10,219	Total Oil, Gas & Consumable Fuels				9,645,031

	Paper & Forest Products – 2.4% (1.8% of Total Investments)
3,766	Newark Group, Inc., DIP Term Loan	12.500%	3/31/14	N/R	3,897,743
5,107	Wilton Products, Term Loan	3.570%	8/01/14	N/R	4,902,247

8,873	Total Paper & Forest Products				8,799,990

	Personal Products – 1.0% (0.8% of Total Investments)
3,733	NBTY, Inc., Term Loan B1	4.250%	10/01/17	BB-	3,764,076

	Pharmaceuticals – 2.0% (1.5% of Total Investments)
2,234	ConvaTec Healthcare, Term Loan	5.750%	12/30/16	Ba3	2,245,921
1,995	Edwards Limited New Term Loan, First Lien	5.500%	5/31/16	B+	2,002,481
3,125	Graceway Pharmaceuticals LLC, Second Lien Term Loan, (5)	4.941%	5/03/13	Ca	177,084
1,894	Graceway Pharmaceuticals LLC, Term Loan, (5)	4.961%	5/03/12	Caa2	1,145,638
860	Warner Chilcott Corporation, Term Loan B1	4.250%	3/17/18	BBB-	868,537
430	Warner Chilcott Corporation, Term Loan B2	4.250%	3/17/18	BBB-	434,269
592	Warner Chilcott Corporation, Term Loan B3	4.250%	3/17/18	BBB-	597,119

11,130	Total Pharmaceuticals				7,471,049

	Real Estate Investment Trust – 2.1% (1.5% of Total Investments)
7,624	iStar Financial, Inc., Tranche A1	5.000%	6/28/13	B1	7,579,815

	Real Estate Management & Development – 4.8% (3.5% of Total Investments)
8,937	Capital Automotive LP, Tranche B	5.000%	3/11/17	Ba3	8,914,508
3,500	LNR Property Corporation, Term Loan, WI/DD	TBD	TBD	Ba2	3,526,250
5,457	Realogy Corporation, Delayed Term Loan	4.562%	10/10/16	B1	5,138,792

17,894	Total Real Estate Management & Development				17,579,550

	Road & Rail – 2.5% (1.8% of Total Investments)
518	Avis Budget Car Rental LLC, Term Loan	5.750%	4/19/14	Ba1	520,499
8,431	Swift Transportation Company, Inc., Term Loan	6.000%	12/21/16	BB-	8,538,370

8,949	Total Road & Rail				9,058,869

	Semiconductors & Equipment – 2.0% (1.5% of Total Investments)
1,189	Freescale Semiconductor, Inc., Term Loan	4.493%	12/01/16	B1	1,190,746
5,000	NXP Semiconductor LLC, Term Loan	4.500%	3/04/17	B-	5,059,375
1,113	Spansion LLC, Term Loan	6.250%	2/09/15	BB-	1,122,543

7,302	Total Semiconductors & Equipment				7,372,664

	Software – 2.1% (1.5% of Total Investments)
2,096	Dealer Computer Services, Inc., Term Loan	3.750%	4/21/18	BB+	2,116,247
2,000	IPC Systems, Inc., Term Loan, Second Lien	5.557%	6/01/15	CCC	1,955,000
3,720	IPC Systems, Inc., Term Loan	2.517%	6/02/14	B1	3,673,984

7,816	Total Software				7,745,231

	Specialty Retail – 4.3% (3.2% of Total Investments)
3,741	Burlington Coat Factory Warehouse Corporation, Term Loan B	6.250%	2/23/17	B-	3,741,665
825	Claire’s Stores, Inc., Term Loan B	3.051%	5/29/14	B	783,495
2,000	J Crew Group, Term Loan	4.750%	3/07/18	B1	1,998,922
3,667	Jo-Ann Stores, Inc., Term Loan	4.750%	3/16/18	B+	3,671,250
2,098	Michaels Stores, Inc., Term Loan B1	2.584%	10/31/13	B+	2,082,978
3,587	Toys “R” Us — Delaware, Inc., Term Loan	6.000%	9/01/16	BB-	3,620,006

15,918	Total Specialty Retail				15,898,316

	Wireless Telecommunication Services – 5.0% (3.7% of Total Investments)
4,844	Asurion Corporation, Term Loan	3.248%	7/03/14	B+	4,831,127
13,564	Clear Channel Communications, Inc., Tranche B, Term Loan	3.861%	11/13/15	CCC+	12,108,488
1,714	MetroPCS Wireless, Inc., Tranche B2, Term Loan	4.071%	11/03/16	Ba1	1,724,279

20,122	Total Wireless Telecommunication Services				18,663,894

$444,301	Total Variable Rate Senior Loan Interests (cost $415,017,287)				425,245,320

Shares	Description (1)				Value

	Common Stocks – 3.3% (2.4% of Total Investments)

	Building Products – 1.3% (0.9% of Total Investments)
124,402	Masonite Worldwide Holdings, (6), (7)				$4,727,276

	Hotels, Restaurants & Leisure – 0.1% (0.1% of Total Investments)
42,041	BLB Worldwide Holdings Inc., (7)				441,431

	Media – 1.9% (1.4% of Total Investments)
33,696	Citadel Broadcasting Corp Class B Shares, (6)				1,149,034
7,400	Citadel Broadcasting Corporation, (6)				252,266
193,006	Metro-Goldwyn-Mayer, (7)				4,358,712
600	Philadelphia Newspapers LLC, (7)				61,200
33,776	Readers Digest Association Inc., (6), (7)				1,106,164

	Total Media				6,927,376

	Total Common Stocks (cost $18,892,222)				12,096,083

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Convertible Bonds – 0.5% (0.3% of Total Investments)

	Communications Equipment – 0.5% (0.3% of Total Investments)

$1,000	Nortel Networks Corporation, (5)	1.750%	4/15/12	N/R	$870,000
1,000	Nortel Networks Corporation, (5)	2.125%	4/15/14	D	870,000

2,000	Total Communications Equipment				1,740,000

$2,000	Total Convertible Bonds (cost $1,698,255)				1,740,000

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 8.6% (6.4% of Total Investments)

	Construction Materials – 0.3% (0.2% of Total Investments)
$1,000	Headwaters Inc., 144A	7.625%	4/01/19	B+	$1,017,500

	Diversified Telecommunication Services – 0.2% (0.2% of Total Investments)
1,000	Nortel Networks Limited, (5)	0.000%	7/15/11	N/R	880,000

	Health Care Equipment & Supplies – 0.7% (0.6% of Total Investments)
2,500	Merge Healthcare Inc.	11.750%	5/01/15	B+	2,700,000

	Health Care Providers & Services – 1.4% (1.0% of Total Investments)
2,000	Aurora Diagnostics Holdings LLC, 144A	10.750%	1/15/18	B3	2,060,000
1,000	LifeCare Holdings Inc.	9.250%	8/15/13	Caa3	720,000
2,500	Select Medical Corporation	6.211%	9/15/15	CCC+	2,443,750

5,500	Total Health Care Providers & Services				5,223,750

	IT Services – 1.4% (1.1% of Total Investments)
4,000	First Data Corporation, 144A	7.375%	6/15/19	B+	4,075,000
1,167	First Data Corporation	10.550%	9/24/15	B-	1,219,246

5,167	Total IT Services				5,294,246

	Machinery – 0.6% (0.4% of Total Investments)
2,000	NES Rental Holdings Inc., 144A	12.250%	4/15/15	CCC+	2,002,500

	Media – 1.7% (1.2% of Total Investments)
3,750	Clear Channel Communications, Inc.	10.750%	8/01/16	CCC-	3,646,874
3,600	Clear Channel Communications, Inc.	6.875%	6/15/18	CCC-	2,601,000

7,350	Total Media				6,247,874

	Multiline Retail – 0.7% (0.5% of Total Investments)
2,250	Sprectum Brands Inc., 144A	9.500%	6/15/18	B1	2,514,375

	Oil, Gas & Consumable Fuels – 0.4% (0.3% of Total Investments)
1,400	Western Refining Inc., 144A	10.750%	6/15/14	B	1,512,000

	Paper & Forest Products – 0.1% (0.1% of Total Investments)
500	Catalyst Paper Co.	7.375%	3/1/14	Caa2	347,500

	Road & Rail – 0.5% (0.4% of Total Investments)
2,000	Avis Budget Car Rental	2.813%	5/15/14	B	1,945,000

	Wireless Telecommunication Services – 0.6% (0.4% of Total Investments)
2,000	Sprint Nextel Corporation	8.375%	8/15/17	BB-	2,242,500

$32,667	Total Corporate Bonds (cost $29,311,940)				31,927,245

Shares	Description (1)				Value

	Warrants – 0.9% (0.7% of Total Investments)
100,096	Citadel Broadcasting Corporation				$3,428,288

	Total Warrants (cost $3,050,426)				3,428,288

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 7.3% (5.4% of Total Investments)
$26,925	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/29/11, repurchase price $26,925,467, collateralized by $27,060,000 U.S. Treasury Notes, 1.125%, due 12/15/12, value $27,465,900	0.010%	5/02/11	$26,925,445

	Total Short-Term Investments (cost $26,925,445)			26,925,445

	Total Investments (cost $494,895,575) – 135.5%			501,362,381

	Borrowings — (31.7)% (8), (9)			(117,270,000)

	Other Assets Less Liabilities — (3.8)% (10)			(14,078,153)

	Net Assets Applicable to Common Shares – 100%			$370,014,228

Investments in Derivatives
Swaps outstanding at April 30, 2011:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (11)	Date	(Depreciation)

Goldman Sachs	$29,317,500	Receive	1-Month USD-LIBOR	1.300%	Monthly	4/20/11	4/20/14	$(102,645)
Goldman Sachs	29,317,500	Receive	1-Month USD-LIBOR	0.344	Monthly	4/20/11	4/20/12	(8,664)
Morgan Stanley	29,317,500	Receive	1-Month USD-LIBOR	2.201	Monthly	4/20/11	4/20/16	(183,037)

								$(294,346)

Fair Value Measurements
Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2011:

	Level 1	Level 2	Level 3	Total

Investments:
Variable Rate Senior Loan Interests	$—	$425,245,320	$—	$425,245,320
Common Stocks*	1,401,300	10,694,783	—	12,096,083
Convertible Bonds	—	1,740,000	—	1,740,000
Corporate Bonds	—	31,927,245	—	31,927,245
Warrants	3,428,288	—	—	3,428,288
Short-Term Investments	—	26,925,445	—	26,925,445
Derivatives:
Interest Rate Swaps**	—	(294,346)	—	(294,346)

Total	$4,829,588	$496,238,447	$—	$501,068,035

*  Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.
**  Represents net unrealized appreciation (depreciation).
During the period ended April 30, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.
Derivative Instruments and Hedging Activities
The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund ’s investments in derivatives may represent economic hedges , they are not considered to be hedge transactions for financial reporting purposes.
The following table presents the fair value of all derivative instruments held by the Fund as of April 30, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value

Interest Rate	Swaps	Unrealized appreciation on swaps*	$—	Unirealized depreciation on swaps*	$294,396

* Represents cumulative gross unrealized appreciation (depreciation) of swap contracts as reported in the Portfolios of Investments.
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At April 30, 2011, the cost of investments, as determined on a federal income tax basis, was $495,453,056.
Gross unrealized appreciation and gross unrealized depreciation of investments, as determined on a federal income tax basis, at April 30, 2011, were as follows:

Gross unrealized:
Appreciation	$22,017,353
Depreciation	(16,108,028)

Net unrealized appreciation (depreciation) of investments	$5,909,325

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(7)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(8)	Borrowings as a percentage of Total Investments is 23.4%.

(9)	The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.

(10)	Other Assets Less Liabilities includes the Value and/or Unrealized Appreciation (Depreciation) of derivative instruments as noted in Investments in Derivatives.

(11)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.

N/R	Not rated.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Investment, or portion of investment, purchased on a delayed delivery basis.

WI/DD	Purchased on a when-issued or delayed delivery basis.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) NUVEEN FLOATING RATE INCOME OPPORTUNITY FUND

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date June 30, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date June 30, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date June 30, 2011